25. Net Loss Per Share (Tables)	12 Months Ended
Dec. 31, 2018
Earnings Per Share [Abstract]
Schedule of calculation of basic and diluted net loss per share

The following table presents the calculation of basic and diluted net loss per share:

	December 31,	December 31,	December 31,
	2018	2017	2016
Numerator:
Numerator for net loss from continuing operations per share-basic and diluted	$(6,168)	$(26,682)	$(101,696)
Numerator for net loss from discontinued operations per share-basic and diluted	$(6,114)	$(64,398)	$(119,000)
Denominator:
Basic weighted-average ordinary shares	7,262,023	6,826,633	6,415,616
Diluted weighted-average ordinary shares	7,262,023	6,826,633	6,415,616
Basic and diluted net loss per share-continuing operations	$(0.9)	$(4)	$(16)
Basic and diluted net loss per share-discontinued operations	$(0.8)	$(9)	$(18)

Schedule securities excluded from the computation of diluted net loss per share
	December 31,	December 31,	December 31,
	2018	2017	2016
Share options and non-vested restricted stock	261,450	502,573	555,510
Convertible bonds (see Note 20)	465,430	1,633,851	–
Total	726,880	2,136,424	555,510